Note 35 Gains or losses on financial assets and liabilities and hedge accounting breakdown by nature of the financial instrument (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Gains Or Losses In Financial Assets And Liabilities Breakdown By Financial Instrument [Line Items]
Subtotal gains or losses in financial assets and liabilities net	€ 1,554	€ 1,489
Debt securities [Member]
Gains Or Losses In Financial Assets And Liabilities Breakdown By Financial Instrument [Line Items]
Subtotal gains or losses in financial assets and liabilities net	368	73
Equity investments [member]
Gains Or Losses In Financial Assets And Liabilities Breakdown By Financial Instrument [Line Items]
Subtotal gains or losses in financial assets and liabilities net	884	289
Derivatives [member]
Gains Or Losses In Financial Assets And Liabilities Breakdown By Financial Instrument [Line Items]
Subtotal gains or losses in financial assets and liabilities net	(363)	(17)
Loans and advances to customers [Member]
Gains Or Losses In Financial Assets And Liabilities Breakdown By Financial Instrument [Line Items]
Subtotal gains or losses in financial assets and liabilities net	30	256
Customer deposits [Member]
Gains Or Losses In Financial Assets And Liabilities Breakdown By Financial Instrument [Line Items]
Subtotal gains or losses in financial assets and liabilities net	(19)	(17)
Other [Member]
Gains Or Losses In Financial Assets And Liabilities Breakdown By Financial Instrument [Line Items]
Subtotal gains or losses in financial assets and liabilities net	€ 654	€ 906